Bank borrowings (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
ZHEJIANG TIANLAN
Bank loan		¥ 26,841	¥ 45,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	[1]	21,834	40,000
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	[2]	¥ 5,007	¥ 5,000

[1]	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2019 bears interest at fixed rates ranged from 4.57% to 6.33% (2018: 5.0025% to 6.74%) per annum. Interest paid during the year ended December 31, 2019 was approximately RMB1,991,000 (2018: RMB2,089,000 and 2017: RMB1,720,000).
[2]	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2019 bears interest at fixed rates 5.22% (2018: 5.66%) per annum and is secured by the subsidiary's office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2019 was approximately RMB246,000 (2018: RMB278,000 and 2017: RMB272,000).